UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 26.6%
Australia - 3.3%
Australia Government Bond
Series 124
5.75%, 5/15/21 (a)	AUD	11,925	$10,826,888

Canada - 2.1%
Canadian Government Bond
1.50%, 6/01/23	CAD	8,825	6,972,228

Germany - 1.0%
Bundesrepublik Deutschland
0.50%, 2/15/26 (a)	EUR	2,580	3,099,651

Malaysia - 0.5%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	6,710	1,572,445

Russia - 0.5%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	103,735	1,667,116

South Africa - 0.8%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	6,373	541,224
Series R213
7.00%, 2/28/31		33,040	2,074,372

			2,615,596

United States - 18.4%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	405	372,663
3.75%, 11/15/43 (b)		2,372	2,762,501
U.S. Treasury Notes
0.875%, 10/15/17		39,140	39,115,538
1.50%, 12/31/18 (b)		5,743	5,758,455
1.625%, 5/15/26 (b)		12,185	11,579,558

			59,588,715

Total Governments - Treasuries (cost $85,445,780)			86,342,639

CORPORATES - NON-INVESTMENT GRADE - 17.1%
Industrial - 13.4%
Basic - 1.3%
AK Steel Corp.
7.625%, 10/01/21		29	30,269
Anglo American Capital PLC
3.75%, 4/10/22 (a)		220	224,271
4.45%, 9/27/20 (a)		100	105,097
ArcelorMittal
5.75%, 8/05/20		150	162,564
7.25%, 3/01/41		109	125,496
7.50%, 10/15/39		120	141,031

	Principal Amount (000)		U.S. $ Value
CF Industries, Inc.
7.125%, 5/01/20	U.S.$	150	$165,333
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (a)		148	165,108
Freeport-McMoRan, Inc.
2.375%, 3/15/18		149	148,856
3.55%, 3/01/22		469	457,014
Graphic Packaging International, Inc.
4.75%, 4/15/21		60	63,298
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		44	47,593
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		161	183,550
Lecta SA
6.50%, 8/01/23 (a)	EUR	104	128,489
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	650	651,568
8.875%, 10/15/20 (c)(d)(e)		650	0
Novelis Corp.
6.25%, 8/15/24 (a)		90	96,303
Peabody Energy Corp.
6.00%, 11/15/18 (c)(e)(f)		396	0
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.00%, 7/15/24 (a)		87	94,275
Sealed Air Corp.
6.875%, 7/15/33 (a)		442	513,191
Steel Dynamics, Inc.
5.125%, 10/01/21		90	92,755
Teck Resources Ltd.
5.40%, 2/01/43		538	525,236
8.50%, 6/01/24 (a)		22	25,506
United States Steel Corp.
8.375%, 7/01/21 (a)		134	148,272

			4,295,075

Capital Goods - 0.6%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		100	94,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	EUR	280	372,195
Ball Corp.
5.00%, 3/15/22	U.S.$	120	129,082
Bombardier, Inc.
5.75%, 3/15/22 (a)		447	454,863
BWAY Holding Co.
5.50%, 4/15/24 (a)		156	163,535
CNH Industrial Capital LLC
4.375%, 4/05/22		91	95,443
4.875%, 4/01/21		211	223,644

	Principal Amount (000)		U.S. $ Value
Exide Technologies
11.00% (11.00% Cash or 7.00% PIK),
4/30/22 (d)(g)	U.S.$	110	$91,850
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		62	63,351
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		29	29,913
9.875%, 2/01/21 (a)		86	92,908
TransDigm, Inc.
6.00%, 7/15/22		150	156,572

			1,967,456

Communications - Media - 1.7%
Altice Financing SA
6.625%, 2/15/23 (a)		420	445,447
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		200	210,004
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		244	253,248
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		353	366,935
CSC Holdings LLC
5.25%, 6/01/24		195	202,241
10.875%, 10/15/25 (a)		173	215,727
DISH DBS Corp.
5.875%, 7/15/22		520	566,512
6.75%, 6/01/21		150	165,650
7.875%, 9/01/19		57	62,815
iHeartCommunications, Inc.
9.00%, 12/15/19-3/01/21		571	438,656
Lamar Media Corp.
5.00%, 5/01/23		92	95,628
McGraw-Hill Global Education Holdings
LLC/McGraw-Hill Global Education
Finance
7.875%, 5/15/24 (a)		510	489,572
Netflix, Inc.
4.375%, 11/15/26 (a)		77	77,941
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		43	43,081
SFR Group SA 6.00%, 5/15/22 (a)		200	209,187
7.375%, 5/01/26 (a)		450	489,438
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		113	115,132
6.00%, 7/15/24 (a)		85	91,599
TEGNA, Inc.
6.375%, 10/15/23		247	262,035
Time, Inc.
5.75%, 4/15/22 (a)		45	46,511
Univision Communications, Inc.
5.125%, 5/15/23 (a)		123	125,427

	Principal Amount (000)		U.S. $ Value
Urban One, Inc.
7.375%, 4/15/22 (a)	U.S.$	37	$38,388
9.25%, 2/15/20 (a)		155	151,548
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)	GBP	166	228,712
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	220	227,631

			5,619,065

Communications - Telecommunications - 1.9%
CenturyLink, Inc.
Series T
5.80%, 3/15/22		464	483,393
Series U
7.65%, 3/15/42		103	95,756
Embarq Corp.
7.995%, 6/01/36		212	215,606
Frontier Communications Corp.
7.625%, 4/15/24		630	512,513
8.75%, 4/15/22		134	117,888
10.50%, 9/15/22		55	51,734
Intelsat Jackson Holdings SA
5.50%, 8/01/23		88	75,638
7.25%, 10/15/20		27	25,928
7.50%, 4/01/21		266	253,957
9.50%, 9/30/22 (a)		145	174,398
9.75%, 7/15/25 (a)		129	132,835
Level 3 Financing, Inc.
5.375%, 8/15/22		144	148,125
SoftBank Group Corp.
4.50%, 4/15/20, TBA (a)		200	206,390
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		360	392,746
Sprint Corp.
7.25%, 9/15/21		230	254,355
7.625%, 2/15/25		291	328,193
7.875%, 9/15/23		266	301,672
T-Mobile USA, Inc.
6.00%, 4/15/24		128	137,741
6.375%, 3/01/25		91	98,669
6.836%, 4/28/23		310	329,595
Telecom Italia Capital SA
7.20%, 7/18/36		313	380,998
Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC
8.25%, 10/15/23		650	670,250
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		358	362,349
Windstream Services LLC
6.375%, 8/01/23		340	278,459

			6,029,188

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (a)	U.S.$	178	$190,387
Exide Technologies
7.00%, 4/30/25 (g)(h)(i)		251	138,289
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23		91	94,723
Meritor, Inc.
6.25%, 2/15/24		70	73,810

			497,209

Consumer Cyclical - Entertainment - 0.1%
NCL Corp., Ltd.
4.625%, 11/15/20 (a)		62	63,720
4.75%, 12/15/21 (a)		90	93,134
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		84	90,087

			246,941

Consumer Cyclical - Other - 1.7%
Beazer Homes USA, Inc.
8.75%, 3/15/22		482	537,890
CalAtlantic Group, Inc.
5.875%, 11/15/24		302	327,602
Eldorado Resorts, Inc.
6.00%, 4/01/25		38	40,619
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (a)		108	113,977
10.50%, 7/15/24 (a)		108	115,602
Lennar Corp.
4.50%, 6/15/19		825	853,851
MDC Holdings, Inc.
6.00%, 1/15/43		366	348,890
Meritage Homes Corp.
7.00%, 4/01/22		340	386,440
MGM Resorts International
6.75%, 10/01/20		172	190,958
PulteGroup, Inc.
5.00%, 1/15/27		692	714,026
7.875%, 6/15/32		220	259,901
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		280	295,743
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		70	74,619
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		789	813,360
Standard Industries, Inc./NJ
5.50%, 2/15/23 (a)		180	189,928
Sugarhouse HSP Gaming Prop Mezz
LP/Sugarhouse HSP Gaming Finance
Corp.
5.875%, 5/15/25 (a)		43	43,001

	Principal Amount (000)		U.S. $ Value
Taylor Morrison Communities, Inc./Taylor
Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)	U.S.$	165	$175,115

			5,481,522

Consumer Cyclical - Retailers - 0.3%
Dollar Tree, Inc.
5.75%, 3/01/23		60	63,630
FirstCash, Inc.
5.375%, 6/01/24 (a)		16	16,846
Group 1 Automotive, Inc.
5.00%, 6/01/22		154	157,706
L Brands, Inc.
6.875%, 11/01/35		73	70,086
6.95%, 3/01/33		260	251,742
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		191	106,005
8.75% (8.75% Cash or 9.50%),
10/15/21 (a)(g)		148	73,075
PetSmart, Inc.
7.125%, 3/15/23 (a)		67	60,913
Rite Aid Corp.
6.125%, 4/01/23 (a)		44	43,659
Sonic Automotive, Inc.
5.00%, 5/15/23		13	12,655
6.125%, 3/15/27		48	48,200

			904,517

Consumer Non-Cyclical - 1.7%
Albertsons Cos. LLC/Safeway, Inc./New
Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24 (a)		258	246,603
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		230	197,317
7.125%, 7/15/20		359	348,031
Concordia International Corp.
9.50%, 10/21/22 (a)		391	79,666
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		298	258,515
Envision Healthcare Corp.
5.625%, 7/15/22		170	177,115
HCA Healthcare, Inc.
6.25%, 2/15/21		88	95,451
HCA, Inc.
5.875%, 3/15/22		655	724,035
6.50%, 2/15/20		230	251,390
7.58%, 9/15/25		65	74,819
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		400	424,408
LifePoint Health, Inc.
5.375%, 5/01/24		41	42,679
5.875%, 12/01/23		91	96,692

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	U.S.$	278	$256,286
5.625%, 10/15/23 (a)		20	19,084
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		124	133,603
Spectrum Brands, Inc.
6.625%, 11/15/22		90	94,108
Tenet Healthcare Corp.
4.50%, 4/01/21		313	321,061
6.00%, 10/01/20		148	158,530
6.75%, 6/15/23		227	225,184
8.00%, 8/01/20		155	157,330
THC Escrow Corp. III
7.00%, 8/01/25 (a)		130	128,337
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		148	143,934
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		188	182,231
5.50%, 3/01/23 (a)		202	172,416
5.625%, 12/01/21 (a)		565	512,623

			5,521,448

Energy - 1.6%
Antero Resources Corp.
5.125%, 12/01/22		49	49,627
5.625%, 6/01/23		154	158,418
Bill Barrett Corp.
7.00%, 10/15/22		43	39,131
8.75%, 6/15/25		5	4,542
California Resources Corp.
5.50%, 9/15/21		45	24,975
6.00%, 11/15/24		51	25,819
8.00%, 12/15/22 (a)		223	142,162
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		30	29,813
8.25%, 7/15/25		19	20,012
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		172	186,685
7.00%, 6/30/24		180	205,832
Chesapeake Energy Corp.
6.125%, 2/15/21		268	261,733
6.625%, 8/15/20		31	31,449
Continental Resources, Inc./OK
3.80%, 6/01/24		165	153,302
5.00%, 9/15/22		20	19,855
Denbury Resources, Inc.
5.50%, 5/01/22		150	81,188
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	101,832
5.70%, 10/15/39		212	159,781
Energy Transfer Equity LP
5.875%, 1/15/24		310	334,318
Ensco PLC
4.50%, 10/01/24		138	105,450
5.20%, 3/15/25		21	16,661

	Principal Amount (000)		U.S. $ Value
EP Energy LLC/Everest Acquisition Finance, Inc.
8.00%, 2/15/25 (a)	U.S.$	150	$116,806
9.375%, 5/01/20		97	82,109
Golden Energy Offshore Services AS
5.00%, 12/31/17 (h)	NOK	7,579	433,750
Gulfport Energy Corp.
6.00%, 10/15/24 (a)	U.S.$	14	13,846
6.375%, 5/15/25 (a)		72	71,857
Murphy Oil USA, Inc.
5.625%, 5/01/27		5	5,275
Noble Holding International Ltd.
5.25%, 3/15/42		70	39,813
6.20%, 8/01/40		63	38,745
7.70%, 4/01/25 (j)		139	106,821
7.75%, 1/15/24		106	84,039
Oasis Petroleum, Inc.
6.875%, 3/15/22		30	29,686
Paragon Offshore PLC
6.75%, 7/15/22 (a)(c)(k)		488	112,240
7.25%, 8/15/24 (a)(c)(k)		812	186,760
QEP Resources, Inc.
5.25%, 5/01/23		119	115,886
Range Resources Corp.
5.00%, 8/15/22-3/15/23 (a)		118	117,236
5.875%, 7/01/22 (a)		6	6,182
Rowan Cos., Inc.
7.375%, 6/15/25		40	37,877
Sanchez Energy Corp.
6.125%, 1/15/23		13	10,627
SandRidge Energy, Inc.
8.125%, 10/15/22 (c)(e)(f)		665	0
SM Energy Co.
6.50%, 11/15/21-1/01/23		194	193,655
Southwestern Energy Co.
5.80%, 1/23/20		93	96,079
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/01/20		155	158,018
6.25%, 10/15/22		26	27,679
Transocean, Inc.
6.80%, 3/15/38		261	196,064
9.00%, 7/15/23 (a)		279	290,247
Weatherford International Ltd.
7.75%, 6/15/21		294	301,941
9.875%, 2/15/24 (a)		34	36,573
WPX Energy, Inc.
7.50%, 8/01/20		100	107,302

			5,169,698

Other Industrial - 0.3%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		182	189,402
Belden, Inc.
5.50%, 4/15/23 (a)	EUR	100	124,851

	Principal Amount (000)		U.S. $ Value
HRG Group, Inc.
7.875%, 7/15/19	U.S.$	182	$186,212
Laureate Education, Inc.
9.25%, 9/01/19		255	267,989
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	100	135,459

			903,913

Services - 0.5%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	179	177,186
Alpine Finance Merger Sub LLC
6.875%, 8/01/25 (a)		18	18,638
APX Group, Inc.
8.75%, 12/01/20		450	462,906
CSVC Acquisition Corp.
7.75%, 6/15/25 (a)		61	62,819
GEO Group, Inc. (The)
5.875%, 1/15/22		94	97,907
iPayment, Inc.
10.75%, 4/15/24 (a)		100	114,811
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		28	29,185
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		135	139,228
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		313	349,168
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		48	49,915
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		207	203,105

			1,704,868

Technology - 1.0%
Avaya, Inc.
10.50%, 3/01/21 (a)(c)(k)		1,062	91,598
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		655	677,944
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(g)		175	175,614
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		41	43,432
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (a)		289	321,233
Infor US, Inc.
6.50%, 5/15/22		470	487,743
Nokia Oyj
3.375%, 6/12/22		38	38,475
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	213	259,473
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)	U.S.$	136	156,592

	Principal Amount (000)		U.S. $ Value
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)	U.S.$	377	$407,560
Western Digital Corp.
10.50%, 4/01/24		411	486,315

			3,145,979

Transportation - Services - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		468	471,219
6.375%, 4/01/24 (a)		397	407,163
CEVA Group PLC
9.00%, 9/01/21 (a)		217	188,666
Herc Rentals, Inc.
7.50%, 6/01/22 (a)		82	88,173
7.75%, 6/01/24 (a)		150	162,415
Hertz Corp. (The)
5.875%, 10/15/20		24	22,541
7.375%, 1/15/21		240	230,729
7.625%, 6/01/22 (a)		54	53,346
Loxam SAS
4.25%, 4/15/24 (a)	EUR	100	126,129
United Rentals North America, Inc.
5.50%, 7/15/25-5/15/27	U.S.$	256	270,100

			2,020,481

			43,507,360

Financial Institutions - 3.4%
Banking - 2.3%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(l)	EUR	200	260,777
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	432	445,020
8.00%, 11/01/31		270	334,588
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(l)	EUR	200	278,992
Barclays PLC
8.00%, 12/15/20 (l)		200	265,526
Citigroup, Inc.
5.95%, 1/30/23 (l)	U.S.$	151	163,407
Credit Suisse Group AG
6.25%, 12/18/24 (a)(l)		208	223,277
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	180	231,356
National Westminster Bank PLC
1.819% (EURIBOR 3 Month + 2.15%),
10/05/17 (l)(m)		200	224,974
Royal Bank of Scotland Group PLC
3.625%, 3/25/24 (a)		271	333,219
Series U
7.64%, 9/30/17 (l)	U.S.$	3,300	3,162,651

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%),
1/30/27 (a)(l)(m)	U.S.$	1,200	$1,033,185
7.50%, 4/02/22 (a)(l)		335	367,993
UBS Group AG
7.00%, 2/19/25 (a)(l)		200	224,339

			7,549,304

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
Zero Coupon, 1/12/12 (c)		440	29,150
2.95% (LIBOR 3 Month + 0.14%), 5/25/10 (c)(m)		435	28,819
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		59	61,859

			119,828

Finance - 0.6%
CIT Group, Inc.
5.50%, 2/15/19 (a)		134	140,524
Lincoln Finance Ltd.
7.375%, 4/15/21 (a)		200	211,798
Navient Corp.
5.875%, 3/25/21		660	696,036
6.625%, 7/26/21		752	806,583
OneMain Financial Holdings LLC
6.75%, 12/15/19 (a)		60	62,749
SLM Corp.
5.125%, 4/05/22		31	31,624

			1,949,314

Insurance - 0.2%
Genworth Holdings, Inc.
7.20%, 2/15/21		66	62,760
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		507	636,954
WellCare Health Plans, Inc.
5.25%, 4/01/25		61	64,306

			764,020

Other Finance - 0.1%
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	100	120,030
LHC3 PLC
4.125%, 8/15/24 (g)		100	119,843
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)	U.S.$	8	8,406

			248,279

REITS - 0.1%
MPT Operating Partnership LP/MPT Finance Corp.

	Principal Amount (000)		U.S. $ Value
5.25%, 8/01/26	U.S.$	86	$89,709
5.50%, 5/01/24		63	66,456
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		90	93,348

			249,513

			10,880,258

Utility - 0.3%
Electric - 0.3%
Calpine Corp.
5.375%, 1/15/23		28	27,213
5.75%, 1/15/25		139	129,769
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	164	203,687
Dynegy, Inc.
7.625%, 11/01/24	U.S.$	390	388,025
Talen Energy Supply LLC
4.625%, 7/15/19 (a)		49	48,403
6.50%, 5/01/18		180	183,581

			980,678

Total Corporates - Non-Investment Grade (cost $55,156,722)			55,368,296

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
Risk Share Floating Rate - 6.7%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.732% (LIBOR 1 Month + 4.50%), 4/25/26 (h)(m)		425	425,950
Series 2016-1A, Class M2B
7.732% (LIBOR 1 Month + 6.50%), 4/25/26 (h)(m)		2,697	2,792,152
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
5.232% (LIBOR 1 Month + 4.00%), 8/25/24 (m)		3,720	4,056,892
Series 2015-DNA1, Class B
10.432% (LIBOR 1 Month + 9.20%), 10/25/27 (m)		499	652,042
Series 2015-HQ1, Class B
11.982% (LIBOR 1 Month + 10.75%), 3/25/25 (m)		1,163	1,573,874
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 11/25/24 (m)		1,271	1,443,879
Series 2015-C01, Class 1M2
5.532% (LIBOR 1 Month + 4.30%), 2/25/25 (m)		715	776,312
Series 2015-C02, Class 1M2

	Principal Amount (000)		U.S. $ Value
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (m)	U.S.$	850	$918,174
Series 2015-C03, Class 1M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		652	730,742
Series 2015-C03, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		4,185	4,633,474
Series 2015-C04, Class 1M2
6.932% (LIBOR 1 Month + 5.70%), 4/25/28 (m)		1,019	1,170,173
Series 2015-C04, Class 2M2
6.782% (LIBOR 1 Month + 5.55%), 4/25/28 (m)		1,549	1,746,285
Series 2016-C02, Class 1M2
7.232% (LIBOR 1 Month + 6.00%), 9/25/28 (m)		749	887,139

			21,807,088

Non-Agency Fixed Rate - 4.1%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		913	893,247
Series 2005-86CB, Class A8
5.50%, 2/25/36		527	474,975
Series 2005-J14, Class A7
5.50%, 12/25/35		305	255,634
Series 2006-16CB, Class A6
6.00%, 6/25/36		1,820	1,505,175
Series 2006-24CB, Class A1
6.00%, 6/25/36		853	706,487
Series 2006-24CB, Class A11
5.75%, 6/25/36		475	391,817
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,231	1,117,708
Series 2006-J1, Class 1A11
5.50%, 2/25/36		551	498,358
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,718	2,237,444
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		251	246,281
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-6, Class A1
6.00%, 4/25/36		507	448,909
Series 2006-9, Class A2
6.00%, 5/25/36		687	586,635
Series 2007-4, Class 1A39
6.00%, 5/25/37		385	317,389
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		535	484,361

	Principal Amount (000)		U.S. $ Value
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37	U.S.$	1,478	$1,289,105
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		838	573,219
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.116%, 9/25/35		336	284,302
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		445	443,903
Series 2007-10, Class 1A7
6.00%, 7/25/37		337	333,893
Series 2007-8, Class 2A6
6.00%, 7/25/37		249	249,475

			13,338,317

Agency Fixed Rate - 1.2%
Federal National Mortgage Association REMICs
Series 2016-26, Class IO
5.00%, 5/25/46 (n)		3,076	591,663
Series 2016-33, Class NI
5.00%, 7/25/34 (n)		6,058	1,242,348
Government National Mortgage Association
Series 2016-111, Class PI
3.50%, 6/20/45 (n)		8,262	1,279,299
Series 2016-47, Class IK
4.00%, 4/20/46 (n)		4,681	855,117

			3,968,427

Non-Agency Floating Rate - 0.6%
Alternative Loan Trust
Series 2006-19CB, Class A3
6.00% (LIBOR 1 Month + 1.00%),
8/25/36 (m)		1,452	1,273,722
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.422% (LIBOR 1 Month + 0.19%),
12/25/36 (m)		580	346,831
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.776% (12MTA + 2.00%),
3/25/36 (m)		237	208,197

			1,828,750

Total Collateralized Mortgage Obligations (cost $39,768,933)			40,942,582
INFLATION-LINKED SECURITIES - 5.8%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,150	1,211,817

	Principal Amount (000)		U.S. $ Value
United States - 5.4%
U.S. Treasury Inflation Index
0.375%, 1/15/27 (TIPS)	U.S.$	17,928	$17,700,639

Total Inflation-Linked Securities (cost $18,733,929)			18,912,456

CORPORATES - INVESTMENT GRADE - 4.3%
Industrial - 2.2%
Basic - 0.3%
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	652,347
Monsanto Co.
3.375%, 7/15/24		96	98,046
Southern Copper Corp.
3.875%, 4/23/25		94	97,117

			847,510

Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27		99	103,257
Republic Services, Inc.
5.25%, 11/15/21		200	221,988

			325,245

Communications - Media - 0.2%
21st Century Fox America, Inc.
4.00%, 10/01/23		77	81,995
CBS Corp.
3.70%, 8/15/24		93	96,035
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.908%, 7/23/25		220	236,500
5.375%, 5/01/47 (a)		181	188,430
Time Warner, Inc.
4.05%, 12/15/23		58	61,509
Viacom, Inc.
4.375%, 3/15/43		150	132,244

			796,713

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.90%, 8/14/27		61	60,960
5.45%, 3/01/47		93	98,103
Qwest Corp.
6.75%, 12/01/21		67	73,991
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)		521	527,512
Verizon Communications, Inc.
4.125%, 3/16/27		156	160,295

			920,861

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
General Motors Co.
6.25%, 10/02/43	U.S.$	87	$98,458

Consumer Cyclical - Entertainment - 0.0%
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		91	93,803

Consumer Cyclical - Retailers - 0.1%
AutoNation, Inc.
4.50%, 10/01/25		130	137,612
AutoZone, Inc.
3.25%, 4/15/25		165	163,104

			300,716

Consumer Non-Cyclical – 0.1%
Altria Group, Inc.
9.25%, 8/06/19		34	38,933
BAT International Finance PLC
3.95%, 6/15/25 (a)		125	130,644
Fresenius Medical Care US Finance II, Inc.
4.125%, 10/15/20 (a)		93	97,275
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/25		126	127,429

			394,281

Energy - 0.5%
Cenovus Energy, Inc.
4.25%, 4/15/27 (a)		135	131,944
Energy Transfer LP
4.05%, 3/15/25		120	121,101
EQT Corp.
8.125%, 6/01/19		35	38,565
Husky Energy, Inc.
7.25%, 12/15/19		84	93,604
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		310	396,276
Marathon Oil Corp.
6.80%, 3/15/32		77	86,861
Marathon Petroleum Corp.
4.75%, 9/15/44		98	95,190
Noble Energy, Inc.
8.25%, 3/01/19		153	167,217
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23		161	163,667
8.75%, 5/01/19		345	382,316

			1,676,741

Services - 0.1%
eBay, Inc.
3.60%, 6/05/27		163	161,696

	Principal Amount (000)		U.S. $ Value
Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	28	$30,098
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		320	356,809
8.35%, 7/15/46 (a)		47	61,402
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (j)		59	63,119
Micron Technology, Inc.
7.50%, 9/15/23		307	342,317
Motorola Solutions, Inc.
7.50%, 5/15/25		181	218,139
Seagate HDD Cayman
4.75%, 1/01/25		99	96,013
Western Digital Corp.
7.375%, 4/01/23 (a)		321	352,759

			1,520,656

			7,136,680

Financial Institutions - 1.7%
Banking - 0.9%
BPCE SA
5.70%, 10/22/23 (a)		200	224,176
Cooperatieve Rabobank UA
11.00%, 6/30/19 (a) (l)		75	86,780
Deutsche Bank AG
Series G
3.375%, 5/12/21		127	129,559
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		693	686,840
3.75%, 2/25/26		156	159,661
HSBC Holdings PLC
6.00%, 9/29/23 (a) (l)	EUR	200	270,374
Macquarie Group Ltd.
7.625%, 8/13/19 (a)	U.S.$	115	126,974
Morgan Stanley
5.00%, 11/24/25		212	231,747
Series G
5.50%, 7/24/20		175	191,142
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)		55	56,020
SMFG Preferred Capital USD 3 Ltd.
9.50%, 7/25/18 (a) (l)		100	107,111
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	119,429
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	U.S.$	358	358,207
Wells Fargo & Co.
4.125%, 8/15/23		213	226,642

			2,974,662

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		117	124,066

	Principal Amount (000)		U.S. $ Value
Synchrony Financial
3.75%, 8/15/21	U.S.$	123	$127,037

			251,103

Insurance - 0.5%
Aetna, Inc.
6.75%, 12/15/37		257	357,958
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	195,719
Anthem, Inc.
7.00%, 2/15/19		45	48,410
Chubb Corp. (The)
3.554% (LIBOR 3 Month + 2.25%), 4/15/37 (m)		475	473,362
Cigna Corp.
5.125%, 6/15/20		90	97,518
Humana, Inc.
6.30%, 8/01/18		25	26,090
Lincoln National Corp.
8.75%, 7/01/19		15	16,867
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	276,516
Prudential Financial, Inc.
5.625%, 6/15/43		57	62,398

			1,554,838

REITS - 0.2%
American Tower Corp.
5.05%, 9/01/20		140	150,958
VEREIT Operating Partnership LP
4.875%, 6/01/26		88	93,667
Welltower, Inc.
4.95%, 1/15/21		86	92,606
Weyerhaeuser Co.
7.375%, 3/15/32		204	283,453

			620,684

			5,401,287

Utility - 0.4%
Electric - 0.1%
Duke Energy Corp.
3.95%, 10/15/23		212	226,388
Exelon Corp.
5.15%, 12/01/20		180	195,260
TECO Finance, Inc.
5.15%, 3/15/20		55	58,486

			480,134

Natural Gas - 0.3%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	865,102

	Principal Amount (000)		U.S. $ Value
			$1,345,236

Total Corporates - Investment Grade (cost $13,073,971)			13,883,203

AGENCIES - 2.2%
Agency Debentures - 2.2%
Federal National Mortgage Association
1.875%, 9/24/26 (cost $7,550,636)	U.S.$	7,595	7,243,496
EMERGING MARKETS - TREASURIES - 1.2%
Argentina - 0.4%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	10,059	633,258
16.00%, 10/17/23		10,316	593,216

			1,226,474

Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	3,105	1,019,556

Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (h)	DOP	27,000	671,506

Turkey - 0.3%
Turkey Government Bond
11.00%, 2/24/27	TRY	2,972	876,848

Total Emerging Markets - Treasuries (cost $3,980,038)			3,794,384

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 1.0%
Basic - 0.1%
First Quantum Minerals Ltd.
7.25%, 4/01/23 (a)	U.S.$	200	205,846

Communications - Telecommunications - 0.2%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)		200	213,250
Digicel Group Ltd.
8.25%, 9/30/20 (a)		335	321,600

			534,850

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c) (h) (k)		804	57,285

Energy - 0.7%
Petrobras Global Finance BV
7.375%, 1/17/27		1,130	1,225,116
8.375%, 5/23/21		965	1,087,748

			2,312,864

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (a)	U.S.$	100	$36,250

Total Emerging Markets - Corporate Bonds (cost $3,410,733)			3,147,095

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Mexico - 0.9%
Petroleos Mexicanos
5.375%, 3/13/22 (a)		212	225,886
Series 14-2
7.47%, 11/12/26	MXN	55,570	2,785,988

Total Quasi-Sovereigns (cost $3,981,036)			3,011,874

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	575,025

Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26		1,233	1,290,951

Qatar - 0.0%
Qatar Government International Bond
5.25%, 1/20/20 (a)		100	106,250

Total Governments - Sovereign Bonds (cost $1,842,733)			1,972,226

EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.3%
Argentine Republic Government International Bond
6.875%, 1/26/27		945	970,987

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	281,188

Gabon - 0.1%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	358,200

Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	144	173,877

Total Emerging Markets - Sovereigns (cost $1,695,216)			1,784,252

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Non-Agency Fixed Rate CMBS - 0.3%
Banc of America Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2007-3, Class AJ
5.676%, 6/10/49	U.S.$	6	$5,619
Series 2007-5, Class AM
5.772%, 2/10/51		343	344,870
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.542%, 7/10/44 (a)		600	556,553

			907,042

Non-Agency Floating Rate CMBS - 0.2%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
5.176% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(m)		429	429,746
CLNS Trust
Series 2017-IKPR, Class F
5.587% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(m)		203	204,648

			634,394

Total Commercial Mortgage-Backed Securities (cost $1,560,185)			1,541,436

BANK LOANS - 0.4%
Industrial - 0.4%
Energy - 0.3%
California Resources Corporation
11.601% (LIBOR 1 Month + 10.38%), 12/31/21 (o)		962	1,034,848

Technology - 0.1%
Avaya Inc.
6.417% (LIBOR 3 Month + 5.25%), 5/29/20 (c)(k)(o)		342	279,202

Total Bank Loans (cost $1,242,483)			1,314,050

WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Deutsche Bank Mexico SA
8.00%, 10/31/34 (e)(f)(j)	MXN	18,844	677,442
Recife Funding
Zero Coupon, 11/05/29 (e)(f)	U.S.$	530	446,822

Total Whole Loan Trusts (cost $1,622,770)			1,124,264

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.2%
SoFi Consumer Loan Program LLC
Series 2017-3, Class B
3.85%, 5/25/26 (a)		440	445,582

	Principal Amount (000)		U.S. $ Value
Autos - Fixed Rate - 0.1%
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)	U.S.$	350	$378,127

Total Asset-Backed Securities (cost $806,164)			823,709

	Shares
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (c)(d)(e)		2,970	11,694

Media - 0.1%
Gray Television, Inc. (c)		3,341	49,781
Nexstar Media Group, Inc. - Class A		1,019	66,643
Sinclair Broadcast Group, Inc. - Class A		1,171	42,214

			158,638

			170,332

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Carrizo Oil & Gas, Inc. (c)		2,782	43,844
Oasis Petroleum, Inc. (c)		5,854	45,544
Whiting Petroleum Corp. (c)		6,000	31,500
Peabody Energy Corp. (c)		6,159	172,699
Peabody Energy Corp. (c)(f)		4,449	124,750
SandRidge Energy, Inc. (c)		3,719	71,814

			490,151

Health Care - 0.0%
Pharmaceuticals - 0.0%
Endo International PLC (c)		5,847	64,434
Horizon Pharma PLC (c)		2,804	33,592
Valeant Pharmaceuticals International, Inc. (c)		1,349	22,204

			120,230

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (c)		48	223

Total Common Stocks (cost $822,475)			780,936

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (a) (cost $336,437)	U.S.$	388	$430,680

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Jan 2018, Exercise Price: $ 226.00 (c)(p)		908	255,602

	Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, UBS AG
Expiration: Aug 2017, Exercise Rate: 1.66% (c)		17,650	128,392

Total Options Purchased - Puts (premiums paid $1,445,438)			383,994

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
BRL/USD
Expiration: Aug 2017, Exercise Price: BRL 3.25 (c)(q)		10,400,000	129,212

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 28, 5 Year Index RTP, Morgan Stanley Capital Services LLC (Buy Protection)
Expiration: Sep 2017, Exercise Rate: 107.00%		4,900	28,266

	Contracts
Options on Indices - 0.0%
Euro STOXX 50 Index
Expiration: Sep 2017, Exercise Price: EUR 3,800.00 (c)(r)		800	5,209

Total Options Purchased - Calls (premiums paid $95,421)			162,687

	Principal Amount (000)
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Transportation Authority
NATL Series 1999C
6.60%, 10/01/29 (cost $111,428)	U.S.$	100	$124,454

	Shares		U.S. $ Value
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Morgan Stanley
5.85% (cost $81,875)		3,275	$89,276

WARRANTS - 0.0%
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (c)		1,292	1,033
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (c)		544	354

Total Warrants (cost $688)			1,387

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 25.0%
Governments - Treasuries - 16.6%
Japan - 16.6%
Japan Treasury Discount Bill
Series 680
Zero Coupon, 8/07/17	JPY	1,930,000	17,506,621
Series 686
Zero Coupon, 9/04/17		1,953,500	17,720,723
Series 694
Zero Coupon, 10/10/17		2,063,850	18,723,497

Total Governments - Treasuries (cost $53,136,371)			53,950,841

U.S. Treasury Bills - 4.9%
U.S. Treasury Bill
Zero Coupon, 12/14/17 (b)	U.S.$	6,000	5,976,600
Zero Coupon, 8/03/17		10,000	9,999,481

Total U.S. Treasury Bills (cost $15,975,492)			15,976,081

	Shares
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.86% (s)(t) (cost $9,968,428)		9,968,428	9,968,428

	Principal Amount (000)			U.S. $ Value
Emerging Markets - Sovereigns - 0.2%
Egypt - 0.2%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 3/08/18 (a)	EGP	7,627		$382,214
HSBC Bank PLC
Zero Coupon, 11/02/17 (a)		7,775		411,991

Total Emerging Markets - Sovereigns (cost $805,245)				794,205

Time Deposits - 0.2%
BBH, Grand Cayman
(0.95)%, 8/01/17	SEK	0	**	6
0.01%, 8/01/17	SGD	1		622
0.05%, 8/01/17	GBP	0	**	2
0.068%, 8/01/17	NOK	99		12,584
0.15%, 8/01/17	CAD	0	**	1
Sumitomo, Tokyo
(0.564)%, 8/01/17	EUR	85		100,111
0.59%, 8/01/17	U.S.$	522		521,640

Total Time Deposits (cost $632,796)				634,966

Total Short-Term Investments (cost $80,518,332)				81,324,521

Total Investments - 100.0% (cost $323,283,423) (u)				324,503,897
Other assets less liabilities - 0.0%				(144,457)

Net Assets - 100.0%				$324,359,440

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	90	September 2017	$10,209,633	$9,910,648	$(298,985)
Euro STOXX 50 Index Futures	461	September 2017	19,216,227	18,787,216	(429,011)
Nikkei 225 (CME) Futures	88	September 2017	8,874,800	8,773,600	(101,200)
STOXX 600 Bank Futures	261	September 2017	2,802,374	2,881,713	79,339
U.S. T-Note 2 Yr (CBT) Futures	130	September 2017	28,138,876	28,124,688	(14,188)
U.S. Ultra Bond (CBT) Futures	146	September 2017	23,721,578	24,017,000	295,422
U.S. Ultra Bond 10 Yr Futures	559	September 2017	75,430,156	75,491,203	61,047

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Australian Bond Futures	65	September 2017	$6,689,800	$6,705,637	$(15,837)
Euro Buxl 30 Yr Bond Futures	63	September 2017	12,416,002	12,090,812	325,190
Euro-Bono Futures	92	September 2017	15,016,396	15,125,365	(108,969)
Euro-Bund Futures	38	September 2017	7,218,860	7,285,224	(66,364)
Long Gilt Futures	149	September 2017	25,154,149	24,774,347	379,802
S&P 500 E-Mini Futures	91	September 2017	11,048,310	11,229,400	(181,090)
U.S. Long Bond (CBT) Futures	6	September 2017	912,094	917,813	(5,719)
U.S. T-Note 5 Yr (CBT) Futures	37	September 2017	4,368,367	4,371,492	(3,125)

					$(83,688)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	12,026	USD	13,570	8/24/17	$(684,469)
Bank of America, NA	CAD	10,287	USD	7,618	8/24/17	(635,114)
Bank of America, NA	USD	2,510	BRL	7,995	9/28/17	28,119
Barclays Bank PLC	USD	3,095	INR	200,225	8/21/17	20,723
Barclays Bank PLC	GBP	2,716	USD	3,479	8/24/17	(106,759)
Barclays Bank PLC	USD	700	CAD	873	8/24/17	813
Barclays Bank PLC	USD	3,256	NOK	26,967	8/24/17	175,513
BNP Paribas SA	GBP	671	USD	875	8/24/17	(11,840)
BNP Paribas SA	KRW	1,760,808	USD	1,572	8/24/17	34
BNP Paribas SA	USD	2,047	EUR	1,780	8/24/17	61,514
BNP Paribas SA	USD	2,185	MXN	41,354	8/24/17	129,023
Brown Brothers Harriman & Co.	EUR	1,634	USD	1,834	8/24/17	(103,243)
Brown Brothers Harriman & Co.	MXN	63,403	USD	3,512	8/24/17	(34,954)
Brown Brothers Harriman & Co.	SEK	13,092	USD	1,512	8/24/17	(111,612)
Brown Brothers Harriman & Co.	USD	1,519	SEK	13,160	8/24/17	112,960
Brown Brothers Harriman & Co.	USD	450	GBP	345	9/21/17	5,623
Brown Brothers Harriman & Co.	EUR	114	USD	134	9/28/17	(1,687)
Brown Brothers Harriman & Co.	GBP	350	USD	458	9/28/17	(4,977)
Brown Brothers Harriman & Co.	JPY	52,909	USD	474	9/28/17	(6,721)
Brown Brothers Harriman & Co.	NOK	1,078	USD	135	9/28/17	(1,938)
Brown Brothers Harriman & Co.	ZAR	4,461	USD	340	9/28/17	4,393
Brown Brothers Harriman & Co.	EUR	223	USD	258	10/04/17	(7,030)
Citibank, NA	BRL	18,192	USD	5,738	8/24/17	(68,436)
Citibank, NA	EUR	817	USD	939	8/24/17	(29,721)
Citibank, NA	INR	95,307	USD	1,470	8/24/17	(12,897)
Citibank, NA	RUB	61,210	USD	1,054	8/24/17	34,750
Citibank, NA	TWD	85,780	USD	2,853	8/24/17	11,060

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,468	AUD	3,105	8/24/17	$15,053
Citibank, NA	USD	9,782	CZK	229,537	8/24/17	653,882
Citibank, NA	USD	1,662	RUB	99,959	8/24/17	1,908
Citibank, NA	USD	834	TRY	3,013	8/24/17	16,198
Citibank, NA	JPY	2,011,587	USD	17,827	10/12/17	(480,158)
Citibank, NA	USD	1,804	ARS	32,188	10/17/17	(61,463)
Credit Suisse International	NZD	2,247	USD	1,620	8/24/17	(67,042)
Credit Suisse International	USD	3,032	NOK	25,566	8/24/17	221,171
Credit Suisse International	USD	144	TRY	523	10/18/17	739
Credit Suisse International	AUD	504	CHF	367	12/19/17	(19,318)
Credit Suisse International	AUD	209	NOK	1,329	12/27/17	2,690
Deutsche Bank AG	CHF	367	AUD	504	12/19/17	19,325
Deutsche Bank AG	NOK	1,329	AUD	209	12/27/17	(2,689)
Goldman Sachs Bank USA	USD	2,448	BRL	7,878	9/28/17	52,767
Goldman Sachs Bank USA	EUR	2,040	USD	2,340	10/04/17	(82,874)
Goldman Sachs Bank USA	TRY	523	USD	144	10/18/17	(739)
Goldman Sachs Bank USA	PLN	1,078	USD	252	10/27/17	31
HSBC Bank USA	JPY	1,930,537	USD	17,429	8/09/17	(87,558)
HSBC Bank USA	USD	3,211	CNY	21,908	8/16/17	44,679
HSBC Bank USA	GBP	3,724	USD	4,856	8/24/17	(61,061)
HSBC Bank USA	AUD	13,780	USD	10,903	9/28/17	(112,579)
HSBC Bank USA	CAD	4,374	USD	3,498	9/28/17	(13,378)
HSBC Bank USA	EUR	5,455	USD	6,372	9/28/17	(105,799)
HSBC Bank USA	MXN	19,833	USD	1,105	9/28/17	1,471
HSBC Bank USA	USD	1,527	TRY	5,525	9/28/17	15,933
JPMorgan Chase Bank, NA	BRL	5,592	USD	1,645	8/22/17	(140,926)
JPMorgan Chase Bank, NA	AUD	5,108	USD	3,813	8/24/17	(272,626)
JPMorgan Chase Bank, NA	USD	1,529	AUD	2,010	8/24/17	78,231
JPMorgan Chase Bank, NA	USD	793	KRW	883,943	10/10/17	(3,803)
JPMorgan Chase Bank, NA	CAD	494	NZD	531	10/17/17	1,398
JPMorgan Chase Bank, NA	NZD	531	CAD	494	10/17/17	(1,400)
JPMorgan Chase Bank, NA	EUR	252	PLN	1,078	10/27/17	(33)
Morgan Stanley & Co. LLC	JPY	78,648	USD	699	8/24/17	(14,705)
Morgan Stanley & Co. LLC	USD	1,105	CAD	1,457	8/24/17	64,125
Royal Bank of Scotland PLC	JPY	591,223	USD	5,344	8/24/17	(24,609)
Royal Bank of Scotland PLC	ZAR	26,004	USD	1,975	9/28/17	20,026
Standard Chartered Bank	JPY	445,841	USD	4,069	9/06/17	18,102
UBS AG	JPY	1,395,664	USD	12,517	9/28/17	(176,166)

						$(1,738,070)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
ProShares Short S&P 500 (p)	5,700	$36.00	January 2018	$1,293,639	$(228,000)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums	Market Value
Put - CDX-NAHY Series 28, 5 Year Index	Morgan Stanley Capital Services LLC	Sell	103.00%	Sep 2017	$4,900	$16,170	$(4,664)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	2.63%	8/29/17	$12,675	$125,483	$(80,102)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - CAD vs. AUD	CAD 1.030	10/25/17	CAD	2,112	$6,754	$(7,952)
Call - CAD vs. NZD	0.960	10/13/17		2,156	10,038	(11,748)
Call - CHF vs. AUD	CHF 0.760	12/15/17	CHF	1,596	13,619	(46,793)
Call - NOK vs. AUD	NOK 6.700	12/21/17	NOK	7,370	5,726	(3,018)
Call - NOK vs. CAD	6.670	10/09/17		14,007	9,084	(2,604)
Call - PLN vs. EUR	PLN 4.380	10/25/17	PLN	6,131	7,659	(8,206)
Call - SEK vs. EUR	SEK 9.930	9/27/17	SEK	14,404	7,053	(1,604)
Call - SEK vs. EUR	9.730	10/17/17		13,862	7,272	(7,762)
Call - SEK vs. EUR	9.800	10/23/17		13,720	7,298	(5,666)
Call - TRY vs. USD	TRY 3.790	10/17/17	TRY	3,124	8,284	(5,965)
Call - TRY vs. USD	4.370	7/13/18		3,604	21,862	(16,976)
Put - KRW vs. JPY	KRW 9.830	10/11/17	KRW	1,817,810	11,295	(7,089)
Put - KRW vs. USD	1,113.000	9/29/17		890,400	4,600	(8,733)
Put - KRW vs. USD	1,113.000	9/29/17		890,400	4,616	(8,733)

					$125,160	$(142,849)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 28, 5 Year
Index, 6/20/22*	(5.00)%	3.21%	$3,959	$(325,134)	$(90,221)
CDX-NAHY Series 28, 5 Year
Index, 6/20/22*	(5.00)	3.21	5,120	(420,482)	(120,146)
CDX-NAHY Series 28, 5 Year
Index, 6/20/22*	(5.00)	3.21	7,681	(630,805)	(184,189)
CDX-NAIG Series 23, 5 Year
Index, 12/20/19*	(1.00)	0.29	37,500	(667,281)	(327,511)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)%	0.37%		$12,660	$(279,091)	$(183,429)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.37		16,710	(367,908)	(280,883)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.37		36,570	(805,171)	(617,376)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	0.41		30,100	(705,379)	(386,154)
iTraxx Crossover Series 26, 5 Year Index, 12/20/21*	(5.00)	2.07	EUR	27,080	(4,062,294)	(1,545,102)
iTraxx Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	2.35		13,600	(2,014,844)	(315,393)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	0.29		10,160	(261,481)	(156,221)
iTraxx Europe Series 26, 5 Year Index, 12/20/21*	(1.00)	0.46		33,580	(983,374)	(127,085)
iTraxx Europe Series 26, 5 Year Index, 12/20/21*	(1.00)	0.46		93,410	(2,735,467)	(296,995)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	0.41		$25,820	(605,079)	(324,850)
Sale Contracts
Citigroup Global Markets, Inc./(CME Group)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	0.79		1,843	79,646	68,294
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	0.79		1,587	68,602	40,501
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.21		6,100	500,965	75,815
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.37		39,970	880,030	886,823
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.37		25,970	572,509	474,862
iTraxx Crossover Series 26, 5 Year Index, 12/20/21*	5.00	2.07	EUR	27,080	4,062,294	370,335
iTraxx Europe Series 26, 5 Year Index, 12/20/21*	1.00	0.46		93,410	2,735,467	1,488,799
iTraxx Europe Series 26, 5 Year Index, 12/20/21*	1.00	0.46		33,580	983,374	538,703
Norske Skogindustrier, 3.500%, 6/30/26, 6/20/20*	5.00	804.95		173	(189,645)	(188,984)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.41		$55,920	1,310,458	754,681

					$(3,860,090)	$(445,726)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc. /(CME Group)	BRL	32,500	1/02/19	9.180%	CDI	$(125,375)
Citigroup Global Markets, Inc./(CME Group)	GBP	115,320	5/21/18	6 Month LIBOR	0.780%	457,740

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc. /(CME Group)	BRL	32,500	1/02/19	9.235%	CDI	$(132,330)
Citigroup Global Markets, Inc./(CME Group)	GBP	115,320	2/20/19	0.878%	6 Month LIBOR	(986,181)
Citigroup Global Markets, Inc. /(CME Group)	MXN	20,011	6/22/20	4 Week TIIE	6.770%	(2,681)
Citigroup Global Markets, Inc./(CME Group)		$31,700	12/14/20	1.663%	3 Month LIBOR	76,562
Citigroup Global Markets, Inc. /(CME Group)	BRL	17,000	1/04/21	CDI	10.215%	137,126
Citigroup Global Markets, Inc. /(CME Group)		17,000	1/04/21	CDI	10.165%	130,483
Citigroup Global Markets, Inc. /(CME Group)	CAD	44,120	11/07/21	3 Month CDOR	1.050%	(1,247,879)
Citigroup Global Markets, Inc. /(CME Group)		59,390	11/14/21	3 Month CDOR	1.303%	(1,162,352)
Citigroup Global Markets, Inc./(CME Group)		31,880	12/05/21	3 Month CDOR	1.398%	(532,999)
Citigroup Global Markets, Inc. /(CME Group)	GBP	1,110	1/09/22	6 Month LIBOR	0.911%	4,200
Citigroup Global Markets, Inc. /(CME Group)		1,110	1/09/22	0.981%	6 Month LIBOR	(8,799)
Citigroup Global Markets, Inc./(CME Group)		$36,830	7/13/22	3 Month LIBOR	2.056%	269,125
Citigroup Global Markets, Inc./(CME Group)	MXN	117,100	9/11/26	4 Week TIIE	6.290%	(361,907)
Citigroup Global Markets, Inc. /(CME Group)		7,347	6/14/27	7.090%	4 Week TIIE	1,358
Citigroup Global Markets, Inc. /(CME Group)	GBP	33,150	7/17/27	6 Month LIBOR	1.322%	133,646
Citigroup Global Markets, Inc./(CME Group)		$3,630	3/07/46	2.173%	3 Month LIBOR	289,404
Citigroup Global Markets, Inc. /(CME Group)	CAD	8,570	11/07/46	1.868%	3 Month CDOR	1,176,384
Citigroup Global Markets, Inc. /(CME Group)		12,040	11/14/46	2.182%	3 Month CDOR	996,137
Citigroup Global Markets, Inc./(CME Group)		8,010	12/05/46	2.310%	3 Month CDOR	488,631
Citigroup Global Markets, Inc. /(CME Group)		$12,010	1/17/47	2.466%	3 Month LIBOR	294,077
Citigroup Global Markets, Inc. /(CME Group)		6,370	2/03/47	2.724%	3 Month LIBOR	(265,978)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc. /(CME Group)	GBP	12,920	7/17/47	1.621%	6 Month LIBOR	$(142,611)
Morgan Stanley & Co., LLC/(LCH Group)		810	2/28/24	6 Month LIBOR	1.251%	(4,822)
Morgan Stanley & Co., LLC/(LCH Group)		810	2/29/24	1.251%	6 Month LIBOR	(17,648)
Morgan Stanley & Co., LLC/(LCH Group)	EUR	250	2/08/47	6 Month EURIBOR	1.298%	(20,682)
Morgan Stanley & Co., LLC/(LCH Group)		250	2/08/47	6 Month EURIBOR	1.293%	(21,090)
Morgan Stanley & Co., LLC/(LCH Group)		250	2/08/47	1.426%	6 Month EURIBOR	11,215
Morgan Stanley & Co., LLC/(LCH Group)		250	2/08/47	1.425%	6 Month EURIBOR	11,289

						$(555,957)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
LCDX-NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	0.14%		$8,554	$(204,763)	$(50,808)	$(153,955)
BNP Paribas SA
Peruvian Government International Bond, 8.750%, 11/21/33, 6/20/22*	(1.00)	0.80		23,660	(253,665)	53,766	(307,431)
Citibank, NA
iTraxx Japan Series 27, 5 Year Index, 6/20/22*	(1.00)	0.40	JPY	5,740,190	(1,583,346)	(1,316,480)	(266,866)
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)	0.31		$7,520	(113,728)	(78,845)	(34,883)
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	0.55		55,920	(1,011,858)	757,658	(1,769,516)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)%	0.34%	JPY	3,720,370	$(800,134)	$(180,341)	$(619,793)
Goldman Sachs International
Australia Government Bond, 4.750%, 4/21/27, 6/20/22*	(1.00)	0.21		$59,350	(2,272,093)	(1,987,050)	(285,043)
Korea International Bond, 7.125%, 4/16/19, 6/20/22*	(1.00)	0.58		29,585	(620,605)	(709,222)	88,617
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)	0.45		32,970	(447,283)	(93,562)	(353,721)
JPMorgan Chase Bank, NA
Chile Government International Bond, 3.875%, 8/05/20, 6/20/22*	(1.00)	0.65		29,030	(505,788)	(265,624)	(240,164)
Kingdom of Thailand, 6/20/22*	(1.00)	0.62		20,000	(380,752)	(413,657)	32,905
Kingdom of Thailand, 6/20/22*	(1.00)	0.62		20,000	(380,752)	(395,525)	14,773
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	6.09		300	(6,449)	7,657	(14,106)
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	0.55		25,820	467,207	(21,397)	488,604
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.58		300	39,301	13,675	25,626
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	0.34	JPY	3,720,370	802,009	529,355	272,654

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00%	0.45%	$14,620	$197,528	$(53,030)	$250,558
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	0.45	18,350	248,942	(45,508)	294,450
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	0.55	30,100	544,651	(116,049)	660,700
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	2.07	300	(8,578)	(20,778)	12,200
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	1.53	300	(4,093)	(15,149)	11,056
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	1.39	300	(2,944)	(7,387)	4,443
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	3.43	300	(19,365)	(16,094)	(3,271)
Credit Suisse International
AT&T, Inc., 3.375%, 3/30/20, 9/20/19*	1.00	0.26	7,520	124,857	91,520	33,337
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	3.26	300	(18,332)	(32,098)	13,766
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	8,810	(995,383)	139,889	(1,135,272)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	1.07	300	(216)	(13,154)	12,938
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	0.67	300	3,151	(13,986)	17,137
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	3.12	300	(17,031)	(39,180)	22,149

				$(7,219,512)	$(4,291,404)	$(2,928,108)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$650	4/20/20	3.738%	3 Month LIBOR	$(42,091)
JPMorgan Chase Bank, NA	950	4/26/20	3.772%	3 Month LIBOR	(62,390)

					$(104,481)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received		Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro STOXX 50 Index	30,009	– 0	–	EUR	3,160	12/18/20	$394,324
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	– 0	–		3,211	12/18/20	333,932
Pay Total Return on Reference Obligation
Citibank, NA
Euro STOXX 50 Index	30,009	– 0	–		3,337	12/15/17	(198,938)
JPMorgan USD Emerging Markets Bond ETF	52,000	LIBOR Minus 0.20%			$5,983	8/15/17	4,716
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	– 0	–		3,376	12/15/17	(152,756)

							$381,278

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $48,668,311 or 15.0% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Non-income producing security.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value		Percentage of Net Assets
Exide Technologies	5/23/17	$	– 0	–	$11,694		0.00%
Exide Technologies
11.00%, 4/30/22	5/24/17		99,296		91,850		0.03%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	9/06/16		1		– 0	–	0.00%

(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2017.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.39% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.732%, 4/25/26	4/29/16	$2,697,254	$2,792,152	0.86%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.732%, 4/25/26	4/29/16	424,747	425,950	0.13%
Dominican Republic International Bond
15.95%, 6/04/21	6/14/11	735,339	671,506	0.21%
Exide Technologies
7.00%, 4/30/25	11/10/16	150,139	138,289	0.04%
Golden Energy Offshore Services AS
5.00%, 12/31/17	10/31/14	1,118,522	433,750	0.13%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	477,436	57,285	0.02%

(i)	Convertible security.
(j)	Variable rate coupon, rate shown as of July 31, 2017.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(n)	IO - Interest Only.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2017.
(p)	One contract relates to 100 shares.
(q)	One contract relates to 1 share.
(r)	One contract relates to 10 shares.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(u)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,611,868 and gross unrealized depreciation of investments was $(8,391,394), resulting in net unrealized appreciation of $1,220,474.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar

PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
RTP	-	Right To Pay
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN * July 31, 2017 (unaudited)
56.1%	United States
3.4%	Australia
2.6%	Canada
2.2%	United Kingdom
1.6%	Mexico
1.5%	Brazil
1.0%	Germany
0.8%	Argentina
0.8%	South Africa
0.5%	Russia
0.5%	Malaysia
0.5%	Luxembourg
0.3%	Ireland
3.2%	Other
25.0%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Barbados, Chile, Dominican Republic, Ecuador, Egypt, Euro Zone, Finland, France, Gabon, Hong Kong, Hungary, Italy, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kuwait, Netherlands, New Zealand, Norway, Qatar, Spain, Sweden, Switzerland, Turkey, and Zambia.

AB Unconstrained Bond Fund

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$86,342,639		$	– 0	–	$86,342,639
Corporates - Non-Investment Grade		– 0	–	54,255,840			1,112,456	#	55,368,296
Collateralized Mortgage Obligations		– 0	–	40,942,582			– 0	–	40,942,582
Inflation - Linked Securities		– 0	–	18,912,456			– 0	–	18,912,456
Corporates - Investment Grade		– 0	–	13,883,203			– 0	–	13,883,203
Agencies		– 0	–	7,243,496			– 0	–	7,243,496
Emerging Markets - Treasuries		– 0	–	3,794,384			– 0	–	3,794,384
Emerging Markets - Corporate Bonds		– 0	–	3,147,095			– 0	–	3,147,095
Quasi-Sovereigns		– 0	–	3,011,874			– 0	–	3,011,874
Governments - Sovereign Bonds		– 0	–	1,972,226			– 0	–	1,972,226
Emerging Markets - Sovereigns		– 0	–	1,784,252			– 0	–	1,784,252
Commercial Mortgage - Backed Securities		– 0	–	– 0	–		1,541,436		1,541,436
Bank Loans		– 0	–	1,314,050			– 0	–	1,314,050
Whole Loan Trusts		– 0	–	– 0	–		1,124,264		1,124,264
Asset-Backed Securities		– 0	–	378,127			445,582		823,709
Common Stocks		769,242		– 0	–		11,694		780,936
Local Governments - Regional Bonds		– 0	–	430,680			– 0	–	430,680
Options Purchased - Puts		– 0	–	383,994			– 0	–	383,994
Options Purchased - Calls		– 0	–	162,687			– 0	–	162,687
Local Governments - US Municipal Bonds		– 0	–	124,454			– 0	–	124,454
Preferred Stocks		89,276		– 0	–		– 0	–	89,276
Warrants		1,387		– 0	–		– 0	–	1,387
Short-Term Investments:
Governments - Treasuries		– 0	–	53,950,841			– 0	–	53,950,841
U.S. Treasury Bills		– 0	–	15,976,081			– 0	–	15,976,081
Investment Companies		9,968,428		– 0	–		– 0	–	9,968,428
Emerging Markets - Sovereigns		– 0	–	794,205			– 0	–	794,205
Time Deposits		– 0	–	634,966			– 0	–	634,966

Total Investments in Securities		10,828,333		309,440,132			4,235,432		324,503,897
Other Financial Instruments*:
Assets
Futures		1,061,461		79,339			– 0	–	1,140,800
Forward Currency Exchange Contracts		– 0	–	1,812,254			– 0	–	1,812,254
Centrally Cleared Credit Default Swaps		– 0	–	4,698,813			– 0	–	4,698,813
Centrally Cleared Interest Rate Swaps		– 0	–	4,477,377			– 0	–	4,477,377
Credit Default Swaps		– 0	–	2,255,913			– 0	–	2,255,913
Total Return Swaps		– 0	–	732,972			– 0	–	732,972
Liabilities
Futures		(795,477)		(429,011)			– 0	–	(1,224,488)
Forward Currency Exchange Contracts		– 0	–	(3,550,324)			– 0	–	(3,550,324)
Call Options Written		– 0	–	(228,000)			– 0	–	(228,000)
Credit Default Swaptions Written		– 0	–	(4,664)			– 0	–	(4,664)
Interest Rate Swaptions Written		– 0	–	(80,102)			– 0	–	(80,102)
Currency Options Written		– 0	–	(142,849)			– 0	–	(142,849)
Centrally Cleared Credit Default Swaps		– 0	–	(5,144,539)			– 0	–	(5,144,539)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,033,334)			– 0	–	(5,033,334)
Credit Default Swaps		– 0	–	(5,184,021)			– 0	–	(5,184,021)
Interest Rate Swaps		– 0	–	(104,481)			– 0	–	(104,481)
Total Return Swaps		– 0	–	(351,694)			– 0	–	(351,694)

Total^		$11,094,317		$303,243,781			$4,235,432		$318,573,530

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grade#		Collateralized Mortgage Obligations			Commercial Mortgage- Backed Securities		Whole Loan Trusts
Balance as of 10/31/16	$341,866			$4,308,018		$3,443,874		$1,327,991
Accrued discounts/
(premiums)	9,087			– 0	–	182		3,388
Realized gain (loss)	– 0	–		– 0	–	(31,302)		(74,943)
Change in unrealized appreciation/depreciation	(52,809)			– 0	–	1,812		(63,292)
Purchases	239,901			– 0	–	203,000		– 0	–
Sales/Pay downs	(62,149)			– 0	–	(2,076,130)		(68,880)
Transfers into Level 3	636,560			– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(4,308,018)		– 0	–	– 0	–

Balance as of 7/31/17	$1,112,456		$	– 0 –		$1,541,436		$1,124,264

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(47,026)		$	– 0 –		$(21,410)		$(63,292)

	Asset-Backed Securities			Common Stocks			Total
Balance as of 10/31/16	$	– 0	–	$	– 0	–	$9,421,749
Accrued discounts/
(premiums)		53			– 0	–	12,710
Realized gain (loss)		1,154			– 0	–	(105,091)
Change in unrealized appreciation/ depreciation		8,967			11,694		(93,628)
Purchases		874,727			– 0	–	1,317,628
Sales/Paydowns		(439,319)			– 0	–	(2,646,478)
Transfers into Level 3		– 0	–		– 0	–	636,560
Transfers out of Level 3		– 0	–		– 0	–	(4,308,018)

Balance as of 7/31/17		$445,582			$11,694		$4,235,432 +

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17		$5,666			$11,694		$(114,368)

#	The Fund held securities with zero market value at period end.
+	An amount of $4,308,018 was transferred out of Level 3 into Level 2 due to an increase in observability of inputs during the reporting period. There were de minimis transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2017. Securities priced by third party vendors are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/17	Valuation Technique	Unobservable Input	Input
Whole Loan Trusts	$446,822	Market Approach	Underlying NAV of the Collateral	$84.32

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significant impact the fait value measurement. Significant increase (decrease) in Underlying NAV of the Collateral in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value October 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2017 (000)	Dividend Income (000)
$40,316	$222,192	$252,540	$9,968	$137

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017